Annual Total Returns - BlackRock LifePath Index 2060 Fund (Investor P) [BarChart] - Investor P - BlackRock LifePath Index 2060 Fund - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	21.08%
Annual Return 2018	(7.97%)
Annual Return 2019	26.51%
Annual Return 2020	14.65%